Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Dividends declared, cash	$ 0.48	$ 0.48	$ 0.48